UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND

QS MODERATE GROWTH FUND

QS CONSERVATIVE GROWTH FUND

QS DEFENSIVE GROWTH FUND

FORM N-Q

OCTOBER 31, 2016

QS GROWTH FUND

Schedules of investments (unaudited)	October 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,397,002	$80,860,864
QS International Equity Fund, Class IS Shares		6,581,672	94,052,098	(a)
QS Strategic Real Return Fund, Class IS Shares		3,786,088	43,123,537	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		223,897	45,697,376
ClearBridge Appreciation Fund, Class IS Shares		3,364,785	68,910,791
ClearBridge International Value Fund, Class IS Shares		3,969,732	38,943,068
ClearBridge Large Cap Growth Fund, Class IS Shares		570,444	21,260,456
ClearBridge Mid Cap Fund, Class IS Shares		931,610	30,323,896	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		1,346,254	37,520,089
QS Global Dividend Fund, Class IS Shares		5,829,325	67,911,641	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		3,803,735	60,745,648	(e)
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		7,100,836	64,475,588
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		1,563	18,540
Western Asset High Yield Fund, Class IS Shares		1,687,478	13,634,819
Western Asset Macro Opportunities Fund, Class IS Shares		1,613,449	17,618,868

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $546,578,045)			685,097,279

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,030,527)	0.251%	1,030,527	1,030,527

TOTAL INVESTMENTS - 100.1% (Cost - $547,608,572#)			686,127,806
Liabilities in Excess of Other Assets - (0.1)%			(927,293)

TOTAL NET ASSETS - 100.0%			$685,200,513

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,580,205	$47,449,971
QS International Equity Fund, Class IS Shares		2,961,247	42,316,215	(a)
QS Strategic Real Return Fund, Class IS Shares		2,492,854	28,393,612	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		121,113	24,719,068
ClearBridge Appreciation Fund, Class IS Shares		1,871,955	38,337,645
ClearBridge International Value Fund, Class IS Shares		1,874,973	18,393,487
ClearBridge Large Cap Growth Fund, Class IS Shares		472,303	17,602,734
ClearBridge Mid Cap Fund, Class IS Shares		580,226	18,886,345	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		498,175	13,884,145
QS Global Dividend Fund, Class IS Shares		3,840,701	44,744,167	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		1,942,532	31,022,233	(e)
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		3,331,696	30,251,796
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		509,117	6,440,329
Western Asset Core Plus Bond Fund, Class IS Shares		3,801,942	45,091,029
Western Asset High Yield Fund, Class IS Shares		3,280,959	26,510,146
Western Asset Macro Opportunities Fund, Class IS Shares		1,640,629	17,915,666

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $372,775,058)			451,958,588

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $259,976)	0.251%	259,976	259,976

TOTAL INVESTMENTS - 100.0% (Cost - $373,035,034#)			452,218,564
Liabilities in Excess of Other Assets - (0.0)%			(32,351)

TOTAL NET ASSETS - 100.0%			$452,186,213

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,144,386	$21,045,250
QS International Equity Fund, Class IS Shares		1,095,539	15,655,245	(a)
QS Strategic Real Return Fund, Class IS Shares		1,635,181	18,624,711	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		50,948	10,398,444
ClearBridge Appreciation Fund, Class IS Shares		833,885	17,077,956
ClearBridge International Value Fund, Class IS Shares		1,063,067	10,428,683
ClearBridge Large Cap Growth Fund, Class IS Shares		230,749	8,600,008
ClearBridge Mid Cap Fund, Class IS Shares		234,234	7,624,327	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		352,929	9,836,133
QS Global Dividend Fund, Class IS Shares		2,522,139	29,382,920	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		729,382	11,648,226	(e)
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		1,438,637	13,062,822
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,956,723	24,752,541
Western Asset Core Plus Bond Fund, Class IS Shares		5,484,404	65,045,033
Western Asset High Yield Fund, Class IS Shares		2,663,707	21,522,755
Western Asset Macro Opportunities Fund, Class IS Shares		1,206,212	13,171,840

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $251,720,322)			297,876,894

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $186,783)	0.251%	186,783	186,783

TOTAL INVESTMENTS - 99.9% (Cost - $251,907,105#)			298,063,677
Other Assets in Excess of Liabilities - 0.1%			168,955

TOTAL NET ASSETS - 100.0%			$298,232,632

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		210,502	$3,871,133
QS International Equity Fund, Class IS Shares		453,816	6,485,033	(a)
QS Strategic Real Return Fund, Class IS Shares		762,135	8,680,719	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		14,866	3,034,188
ClearBridge Appreciation Fund, Class IS Shares		249,666	5,113,151
ClearBridge Large Cap Growth Fund, Class IS Shares		39,433	1,469,666
ClearBridge Mid Cap Fund, Class IS Shares		86,856	2,827,148	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		45,016	1,254,605
QS Global Dividend Fund, Class IS Shares		912,677	10,632,685	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		167,921	2,681,699	(e)
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		459,990	4,176,708
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,573,520	19,905,029
Western Asset Core Plus Bond Fund, Class IS Shares		3,854,462	45,713,919
Western Asset High Yield Fund, Class IS Shares		1,760,211	14,222,504
Western Asset Macro Opportunities Fund, Class IS Shares		571,696	6,242,920

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,326,641)			136,311,107

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $241,209)	0.251%	241,209	241,209

TOTAL INVESTMENTS - 100.1% (Cost - $118,567,850#)			136,552,316
Liabilities in Excess of Other Assets - (0.1)%			(162,773)

TOTAL NET ASSETS - 100.0%			$136,389,543

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (formerly QS Legg Mason Growth Fund) (“Growth Fund”), QS Moderate Growth Fund (formerly QS Legg Mason Moderate Growth Fund) (“Moderate Growth Fund”), QS Conservative Growth Fund (formerly QS Legg Mason Conservative Growth Fund) (“Conservative Growth Fund”) and QS Defensive Growth Fund (formerly QS Legg Mason Defensive Growth Fund) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$685,097,279	—	—	$685,097,279
Short-Term Investments†	1,030,527	—	—	1,030,527

Total Investments	$686,127,806	—	—	$686,127,806

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$451,958,588	—	—	$451,958,588
Short-Term Investments†	259,976	—	—	259,976

Total Investments	$452,218,564	—	—	$452,218,564

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$297,876,894	—	—	$297,876,894
Short-Term Investments†	186,783	—	—	186,783

Total Investments	$298,063,677	—	—	$298,063,677

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$136,311,107	—	—	$136,311,107
Short-Term Investments†	241,209	—	—	241,209

Total Investments	$136,552,316	—	—	$136,552,316

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth Fund	$144,540,055	$(6,020,821)	$138,519,234
Moderate Growth Fund	84,576,157	(5,392,627)	79,183,530
Conservative Growth Fund	48,418,370	(2,261,798)	46,156,572
Defensive Growth Fund	19,066,175	(1,081,709)	17,984,466

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2016.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$44,290,446	—	—	$2,401,101	10,456	—	—	$45,697,376	$(266,101)
ClearBridge Appreciation Fund, Class IS Shares	61,401,940	$6,185,000	293,546	2,692,387	143,522	—	—	68,910,791	242,613
ClearBridge International Value Fund, Class IS Shares	36,761,739	5,435,000	587,676	7,881,609	743,841	—	—	38,943,068	(1,201,609)
ClearBridge Large Cap Growth Fund, Class IS Shares	19,037,843	1,125,000	29,880	937,380	25,870	—	—	21,260,456	(2,380)

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Mid Cap Fund, Class IS Shares(a)	$36,209,212	$539,378	16,796	$7,785,036	301,485	—	$14,377	$30,323,896	$1,839,964
ClearBridge Small Cap Growth Fund, Class IS Shares	48,532,444	—	—	12,535,228	618,622	—	—	37,520,089	4,764,772
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	76,382,208	—	—	4,256,993	221,028	—	—	80,860,864	(291,993)
QS Global Dividend Fund, Class IS Shares(b)	69,563,418	2,756,715	230,806	8,794,547	771,757	$1,436,715	—	67,911,641	45,453
QS International Equity Fund, Class IS Shares(c)	90,929,885	13,965,000	1,001,216	18,264,275	1,150,105	—	—	94,052,098	(2,819,275)
QS Strategic Real Return Fund, Class IS Shares(d)	40,886,009	2,230,000	197,972	3,392,445	247,345	—	—	43,123,537	(557,445)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	57,510,257	—	—	2,600,049	151,578	—	—	60,745,648	(245,049)
Royce Small-Cap Value Fund, Institutional Class Shares	47,526,755	19,415,000	2,295,946	9,205,767	793,079	—	—	64,475,588	(1,815,767)
Western Asset Core Plus Bond Fund, Class IS Shares	6,317,934	2,189,414	191,458	8,527,694	740,717	74,414	—	18,540	122,306
Western Asset High Yield Fund, Class IS Shares	5,599,068	8,491,081	1,115,334	1,697,111	202,278	541,081	—	13,634,819	(92,111)
Western Asset Macro Opportunities Fund, Class IS Shares	16,857,903	345,000	32,063	1,425,632	130,076	—	—	17,618,868	(75,632)

	$657,807,061	$62,676,588		$92,397,254		$2,052,211	$14,377	$685,097,279	$(352,254)

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

Moderate Growth Fund	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$24,152,287	—	—	$1,534,871	6,684	—	—	$24,719,068	$(169,871)
ClearBridge Appreciation Fund, Class IS Shares	35,614,221	$1,720,000	81,622	1,453,196	74,296	—	—	38,337,645	61,804
ClearBridge International Value Fund, Class IS Shares	17,068,008	1,870,000	203,832	2,601,624	244,460	—	—	18,393,487	(361,624)

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares	$11,862,343	$5,220,000	138,609	$701,096	19,247	—	—	$17,602,734	$(1,096)
ClearBridge Mid Cap Fund, Class IS Shares(a)	19,505,583	418,937	13,047	2,166,399	88,030	—	$8,937	18,886,345	648,601
ClearBridge Small Cap Growth Fund, Class IS Shares	28,793,666	—	—	15,464,159	667,560	—	—	13,884,145	2,850,841
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	45,163,668	—	—	2,896,075	150,367	—	—	47,449,971	(196,075)
QS Global Dividend Fund, Class IS Shares(b)	45,668,857	1,469,920	123,127	5,298,249	464,556	$949,920	—	44,744,167	46,751
QS International Equity Fund, Class IS Shares(c)	40,168,081	4,400,000	317,536	5,243,674	329,500	—	—	42,316,215	(773,674)
QS Strategic Real Return Fund, Class IS Shares(d)	27,249,512	1,330,000	118,392	2,436,385	181,777	—	—	28,393,612	(361,385)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	29,596,519	—	—	1,593,959	92,992	—	—	31,022,233	(143,959)
Royce Small-Cap Value Fund, Institutional Class Shares	21,457,945	9,060,000	1,069,871	2,996,557	265,613	—	—	30,251,796	(516,557)
Western Asset Core Bond Fund, Class IS Shares	7,619,133	133,366	10,606	1,543,490	124,986	133,366	—	6,440,329	26,510
Western Asset Core Plus Bond Fund, Class IS Shares	55,716,932	1,214,710	103,203	13,341,771	1,158,884	1,214,710	—	45,091,029	213,229
Western Asset High Yield Fund, Class IS Shares	11,803,698	16,328,574	2,120,989	3,965,369	472,630	963,574	—	26,510,146	(355,369)
Western Asset Macro Opportunities Fund, Class IS Shares	17,526,609	265,000	24,629	1,790,323	163,351	—	—	17,915,666	(90,323)

	$438,967,062	$43,430,507		$65,027,197		$3,261,570	$8,937	$451,958,588	$877,803

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$10,296,623	$175,000	941	$1,027,787	4,475	—	—	$10,398,444	$(107,787)
ClearBridge Appreciation Fund, Class IS Shares	16,663,482	275,000	14,659	1,004,094	53,208	—	—	17,077,956	80,906
ClearBridge International Value Fund, Class IS Shares	10,144,241	1,630,000	178,010	2,684,796	253,466	—	—	10,428,683	(404,796)
ClearBridge Large Cap Growth Fund, Class IS Shares	4,612,909	3,960,000	105,453	434,125	11,952	—	—	8,600,008	875
ClearBridge Mid Cap Fund, Class IS Shares(a)	9,110,748	163,664	5,679	1,667,690	77,483	—	$3,664	7,624,327	817,310
ClearBridge Small Cap Growth Fund, Class IS Shares	15,732,045	545,000	23,237	7,586,407	307,233	—	—	9,836,133	973,593
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	20,226,972	360,000	22,099	1,905,672	100,625	—	—	21,045,250	(80,672)
QS Global Dividend Fund, Class IS Shares(b)	29,656,969	1,393,975	122,003	3,593,614	315,704	$628,975	—	29,382,920	66,386
QS International Equity Fund, Class IS Shares(c)	15,666,005	2,360,000	170,854	3,639,741	234,901	—	—	15,655,245	(484,741)
QS Strategic Real Return Fund, Class IS Shares(d)	17,877,549	1,095,000	100,434	1,903,337	142,321	—	—	18,624,711	(273,337)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	11,233,319	190,000	13,446	971,640	56,644	—	—	11,648,226	(81,640)
Royce Small-Cap Value Fund, Institutional Class Shares	5,702,690	8,635,000	1,022,467	2,626,346	255,525	—	—	13,062,822	(231,346)
Western Asset Core Bond Fund, Class IS Shares	26,342,710	1,114,800	89,612	3,573,050	288,594	479,800	—	24,752,541	21,950
Western Asset Core Plus Bond Fund, Class IS Shares	69,077,371	3,105,152	267,309	9,007,400	805,344	1,640,152	—	65,045,033	387,600
Western Asset High Yield Fund, Class IS Shares	13,725,707	7,752,165	1,016,895	2,141,148	251,626	932,165	—	21,522,755	(151,148)
Western Asset Macro Opportunities Fund, Class IS Shares	12,771,003	305,000	31,092	1,330,847	121,429	—	—	13,171,840	(60,847)

	$288,840,343	$33,059,756		$45,097,694		$3,681,092	$3,664	$297,876,894	$472,306

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$2,974,696	$5,000	25	$206,414	899	—	—	$3,034,188	$(26,414)
ClearBridge Appreciation Fund, Class IS Shares	5,023,363	5,000	248	232,923	13,585	—	—	5,113,151	42,077
ClearBridge Large Cap Growth Fund, Class IS Shares	—	1,490,000	39,565	4,955	132	—	—	1,469,666	45
ClearBridge Mid Cap Fund, Class IS Shares(a)	3,191,837	96,299	2,999	487,393	23,360	—	$1,299	2,827,148	257,607
ClearBridge Small Cap Growth Fund, Class IS Shares	3,204,470	330,000	13,756	2,955,235	98,476	—	—	1,254,605	(235,235)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	3,718,959	5,000	280	255,195	14,624	—	—	3,871,133	4,805
QS Global Dividend Fund, Class IS Shares(b)	10,585,448	344,164	29,052	979,409	85,738	$224,164	—	10,632,685	15,591
QS International Equity Fund, Class IS Shares(c)	6,494,588	1,270,000	91,276	1,685,089	118,185	—	—	6,485,033	(110,089)
QS Strategic Real Return Fund, Class IS Shares(d)	8,255,496	440,000	39,502	692,098	51,804	—	—	8,680,719	(102,098)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	2,587,274	5,000	324	177,308	10,345	—	—	2,681,699	(17,308)
Royce Small-Cap Value Fund, Institutional Class Shares	2,093,039	2,475,000	292,879	851,373	79,419	—	—	4,176,708	(111,373)
Western Asset Core Bond Fund, Class IS Shares	20,146,634	769,669	60,727	1,684,604	135,868	374,669	—	19,905,029	5,396
Western Asset Core Plus Bond Fund, Class IS Shares	46,155,958	1,959,922	165,353	3,622,162	334,950	1,119,922	—	45,713,919	282,838
Western Asset High Yield Fund, Class IS Shares	10,487,999	3,346,770	436,222	1,063,161	126,633	631,770	—	14,222,504	(68,161)
Western Asset Macro Opportunities Fund, Class IS Shares	5,897,791	80,000	7,419	377,946	34,484	—	—	6,242,920	(17,946)

	$130,817,552	$12,621,824		$15,275,265		$2,350,525	$1,299	$136,311,107	$(80,265)

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2016